Average Annual Total Returns - LVIP T Rowe Price Growth Stock Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	36.47%	19.11%	16.66%	36.13%	18.81%	16.37%	38.49%	21.00%	17.21%